Financial Instruments - maturity analysis - Contractual Maturity (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Contractual maturity period for undiscounted cash flows	20 years
Threshold period for principal amounts of financial liabilities to be excluded from contractual maturity for cash outflows	20 years
Threshold period for interest payments of financial liabilities to be excluded from contractual maturity for cash outflows	20 years
Financial Assets	£ 799,491	£ 723,039
Financial Liabilities	755,667	679,483
0-3 months | Financial assets
Financial instruments
Undiscounted cash flows, assets	183,974	145,421
0-3 months | Cash and balances at central banks
Financial instruments
Undiscounted cash flows, assets	124,489	80,993
0-3 months | Settlement balances
Financial instruments
Undiscounted cash flows, assets	2,297	4,387
0-3 months | Loans to banks - amortised cost
Financial instruments
Undiscounted cash flows, assets	5,600	6,524
0-3 months | Other financial assets
Financial instruments
Undiscounted cash flows, assets	4,019	4,619
0-3 months | Loans to customers - amortised cost
Financial instruments
Undiscounted cash flows, assets	47,507	48,793
0-3 months | Finance lease
Financial instruments
Undiscounted cash flows, assets	48	72
0-3 months | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets	14	33
0-3 months | Financial liabilities
Financial instruments
Undiscounted cash flows, liabilities	446,056	376,700
0-3 months | Bank deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	11,217	7,269
0-3 months | Settlement balances
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	5,545	4,069
0-3 months | Other financial liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	4,716	4,810
0-3 months | Subordinated Liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	73	21
0-3 months | Customer accounts
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	421,763	358,359
0-3 months | Notes in circulation
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	2,655	2,109
0-3 months | Lessee liabilities
Financial instruments
Undiscounted cash flows, derivative financial liabilities		54
0-3 months | Lease liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	51
0-3 months | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		9
Undiscounted cash flows, derivative financial liabilities	36
0-3 months | Guarantees and Commitments
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	124,166	119,985
0-3 months | Guarantees
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	2,244	2,757
0-3 months | Commitments
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	121,922	117,228
3-12 months | Financial assets
Financial instruments
Undiscounted cash flows, assets	54,266	44,080
3-12 months | Loans to banks - amortised cost
Financial instruments
Undiscounted cash flows, assets	1,245	1,032
3-12 months | Other financial assets
Financial instruments
Undiscounted cash flows, assets	5,919	6,644
3-12 months | Loans to customers - amortised cost
Financial instruments
Undiscounted cash flows, assets	46,718	36,108
3-12 months | Finance lease
Financial instruments
Undiscounted cash flows, assets	366	289
3-12 months | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets	18	7
3-12 months | Financial liabilities
Financial instruments
Undiscounted cash flows, liabilities	18,553	19,095
3-12 months | Bank deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	1,078	2,017
3-12 months | Other financial liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	8,144	7,602
3-12 months | Subordinated Liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	685	541
3-12 months | Customer accounts
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	8,528	8,773
3-12 months | Lessee liabilities
Financial instruments
Undiscounted cash flows, derivative financial liabilities		140
3-12 months | Lease liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	135
3-12 months | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		22
Undiscounted cash flows, derivative financial liabilities	(17)
More than 1 year but less than 3 years | Financial assets
Financial instruments
Undiscounted cash flows, assets	78,666	88,232
More than 1 year but less than 3 years | Loans to banks - amortised cost
Financial instruments
Undiscounted cash flows, assets		5
More than 1 year but less than 3 years | Other financial assets
Financial instruments
Undiscounted cash flows, assets	12,592	16,287
More than 1 year but less than 3 years | Loans to customers - amortised cost
Financial instruments
Undiscounted cash flows, assets	65,138	70,957
More than 1 year but less than 3 years | Finance lease
Financial instruments
Undiscounted cash flows, assets	840	920
More than 1 year but less than 3 years | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets	96	63
More than 1 year but less than 3 years | Financial liabilities
Financial instruments
Undiscounted cash flows, liabilities	24,981	28,909
More than 1 year but less than 3 years | Bank deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	3,241	11,297
More than 1 year but less than 3 years | Other financial liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	15,558	11,849
More than 1 year but less than 3 years | Subordinated Liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	4,387	3,295
More than 1 year but less than 3 years | Customer accounts
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	1,407	2,105
More than 1 year but less than 3 years | Lessee liabilities
Financial instruments
Undiscounted cash flows, derivative financial liabilities		313
More than 1 year but less than 3 years | Lease liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	294
More than 1 year but less than 3 years | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		50
Undiscounted cash flows, derivative financial liabilities	94
More than 3 years but less than 5 years | Financial assets
Financial instruments
Undiscounted cash flows, assets	70,142	62,273
More than 3 years but less than 5 years | Other financial assets
Financial instruments
Undiscounted cash flows, assets	10,791	9,857
More than 3 years but less than 5 years | Loans to customers - amortised cost
Financial instruments
Undiscounted cash flows, assets	58,680	51,667
More than 3 years but less than 5 years | Finance lease
Financial instruments
Undiscounted cash flows, assets	671	646
More than 3 years but less than 5 years | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets		103
More than 3 years but less than 5 years | Financial liabilities
Financial instruments
Undiscounted cash flows, liabilities	20,223	19,554
More than 3 years but less than 5 years | Bank deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	5,038	38
More than 3 years but less than 5 years | Other financial liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	11,470	13,935
More than 3 years but less than 5 years | Subordinated Liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	3,444	5,270
More than 3 years but less than 5 years | Customer accounts
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	23	22
More than 3 years but less than 5 years | Lessee liabilities
Financial instruments
Undiscounted cash flows, derivative financial liabilities		249
More than 3 years but less than 5 years | Lease liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	245
More than 3 years but less than 5 years | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		40
Undiscounted cash flows, derivative financial liabilities	3
5-10 years | Financial assets
Financial instruments
Undiscounted cash flows, assets	94,307	83,077
5-10 years | Loans to banks - amortised cost
Financial instruments
Undiscounted cash flows, assets	1
5-10 years | Other financial assets
Financial instruments
Undiscounted cash flows, assets	11,855	15,766
5-10 years | Loans to customers - amortised cost
Financial instruments
Undiscounted cash flows, assets	81,544	66,453
5-10 years | Finance lease
Financial instruments
Undiscounted cash flows, assets	895	802
5-10 years | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets	12	56
5-10 years | Financial liabilities
Financial instruments
Undiscounted cash flows, liabilities	8,800	10,292
5-10 years | Other financial liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	7,358	9,426
5-10 years | Subordinated Liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	923	327
5-10 years | Customer accounts
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	26	23
5-10 years | Lessee liabilities
Financial instruments
Undiscounted cash flows, derivative financial liabilities		457
5-10 years | Lease liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	429
5-10 years | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		59
Undiscounted cash flows, derivative financial liabilities	64
10-20 years | Financial assets
Financial instruments
Undiscounted cash flows, assets	94,590	84,950
10-20 years | Loans to banks - amortised cost
Financial instruments
Undiscounted cash flows, assets	110
10-20 years | Other financial assets
Financial instruments
Undiscounted cash flows, assets	5,774	5,081
10-20 years | Loans to customers - amortised cost
Financial instruments
Undiscounted cash flows, assets	88,155	79,174
10-20 years | Finance lease
Financial instruments
Undiscounted cash flows, assets	545	653
10-20 years | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets	6	42
10-20 years | Financial liabilities
Financial instruments
Undiscounted cash flows, liabilities	1,331	2,662
10-20 years | Other financial liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	254	328
10-20 years | Subordinated Liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	562	1,700
10-20 years | Customer accounts
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	20	17
10-20 years | Lessee liabilities
Financial instruments
Undiscounted cash flows, derivative financial liabilities		571
10-20 years | Lease liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	497
10-20 years | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		46
Undiscounted cash flows, derivative financial liabilities	(2)
Held-for-trading | Financial Assets and Liabilities, Category | Financial liabilities
Financial instruments
Financial Liabilities	232,800	220,800
Designated as at fair value through profit or loss | Financial Assets and Liabilities, Category | Financial assets
Financial instruments
Financial Assets	235,900	£ 227,300
Early repayment of obligations | More than 3 years but less than 5 years | Bank Deposits - Term Funding Scheme
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	£ 5,000